Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Aerospace & Defense - 2.6%
L3 Harris Technologies, Inc.	76,600	$ 13,009,744
Teledyne Technologies, Inc. (A)	38,727	12,013,503

		25,023,247

Airlines - 0.8%
Ryanair Holdings PLC, ADR (A)	94,177	7,699,912

Auto Components - 0.4%
Visteon Corp. (A)	58,520	4,050,754

Banks - 0.6%
SVB Financial Group (A)	23,937	5,759,721

Biotechnology - 2.0%
Ascendis Pharma A/S, ADR (A)	26,509	4,090,869
BioMarin Pharmaceutical, Inc. (A)	75,037	5,708,815
Neurocrine Biosciences, Inc. (A)	39,688	3,816,398
Sarepta Therapeutics, Inc. (A)	37,283	5,235,652

		18,851,734

Capital Markets - 3.7%
Cboe Global Markets, Inc.	62,474	5,481,469
LPL Financial Holdings, Inc.	232,534	17,828,382
MSCI, Inc.	16,239	5,793,750
TD Ameritrade Holding Corp.	146,027	5,716,957

		34,820,558

Chemicals - 1.0%
Terminix Global Holdings, Inc. (A)	233,655	9,318,161

Commercial Services & Supplies - 2.5%
Cimpress PLC (A) (B)	111,164	8,355,086
Ritchie Bros Auctioneers, Inc.	263,479	15,611,131

		23,966,217

Containers & Packaging - 1.3%
Sealed Air Corp.	325,144	12,618,839

Diversified Consumer Services - 0.5%
frontdoor, Inc. (A)	118,475	4,609,862

Electric Utilities - 0.8%
Alliant Energy Corp.	148,179	7,653,445

Electrical Equipment - 2.1%
Sensata Technologies Holding PLC (A)	464,512	20,039,048

Electronic Equipment, Instruments & Components - 5.2%
Dolby Laboratories, Inc., Class A	136,555	9,050,865
Flex, Ltd. (A)	813,720	9,064,841
National Instruments Corp.	308,265	11,005,061
TE Connectivity, Ltd.	204,684	20,005,814

		49,126,581

Entertainment - 0.5%
Liberty Media Corp. - Liberty Formula One, Class C (A)	136,876	4,964,493

Equity Real Estate Investment Trusts - 2.8%
Crown Castle International Corp.	68,314	11,374,281
Lamar Advertising Co., Class A	235,660	15,593,622

		26,967,903

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 9.2%
Boston Scientific Corp. (A)	503,458	$ 19,237,130
Cooper Cos., Inc.	57,503	19,385,411
DENTSPLY SIRONA, Inc.	148,443	6,491,413
ICU Medical, Inc. (A)	49,117	8,976,623
STERIS PLC	90,296	15,909,252
Teleflex, Inc.	25,498	8,680,029
Varian Medical Systems, Inc. (A)	47,853	8,230,716

		86,910,574

Hotels, Restaurants & Leisure - 2.2%
Aramark	222,388	5,882,163
Dunkin’ Brands Group, Inc.	179,405	14,695,063

		20,577,226

Insurance - 6.7%
Aon PLC, Class A	111,756	23,055,263
Intact Financial Corp. (B)	165,695	17,742,325
W.R. Berkley Corp.	253,823	15,521,277
Willis Towers Watson PLC	35,438	7,400,163

		63,719,028

Internet & Direct Marketing Retail - 1.2%
Wayfair, Inc., Class A (A) (B)	38,336	11,156,159

IT Services - 12.7%
Amdocs, Ltd.	242,009	13,893,737
Broadridge Financial Solutions, Inc.	151,089	19,943,748
Edenred	164,792	7,398,533
Euronet Worldwide, Inc. (A)	41,935	3,820,279
Fidelity National Information Services, Inc.	132,764	19,544,188
Global Payments, Inc.	116,945	20,767,093
GoDaddy, Inc., Class A (A)	246,954	18,761,095
WEX, Inc. (A)	120,713	16,775,486

		120,904,159

Life Sciences Tools & Services - 4.6%
Illumina, Inc. (A)	12,769	3,946,642
IQVIA Holdings, Inc. (A)	52,032	8,201,804
PerkinElmer, Inc.	99,992	12,549,996
PRA Health Sciences, Inc. (A)	85,032	8,625,646
Waters Corp. (A)	51,495	10,076,542

		43,400,630

Machinery - 3.2%
Ingersoll Rand, Inc. (A)	266,863	9,500,323
Middleby Corp. (A)	49,543	4,444,503
Rexnord Corp.	232,242	6,930,101
Westinghouse Air Brake Technologies Corp.	154,215	9,542,824

		30,417,751

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	92,973	5,605,342
Catalent, Inc. (A)	196,576	16,838,700
Elanco Animal Health, Inc. (A)	274,194	7,658,239
Royalty Pharma PLC, Class A	132,630	5,579,744

		35,682,025

Professional Services - 3.0%
CoStar Group, Inc. (A)	12,693	10,770,137
IHS Markit, Ltd.	91,946	7,218,681
Verisk Analytics, Inc.	55,107	10,211,878

		28,200,696

Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 8.5%
KLA Corp.	93,112	$ 18,039,519
Lam Research Corp.	46,168	15,316,234
Microchip Technology, Inc.	237,861	24,442,596
ON Semiconductor Corp. (A)	573,954	12,449,062
Xilinx, Inc.	97,204	10,132,545

		80,379,956

Software - 10.8%
Atlassian Corp. PLC, Class A (A)	80,572	14,647,184
Ceridian HCM Holding, Inc. (A)	153,912	12,720,827
Constellation Software, Inc. (B)	18,205	20,229,555
Dynatrace, Inc. (A)	107,092	4,392,914
JFrog, Ltd. (A)	8,055	681,856
Nice, Ltd., ADR (A)	116,826	26,523,007
SS&C Technologies Holdings, Inc.	377,886	22,869,660

		102,065,003

Specialty Retail - 2.1%
Burlington Stores, Inc. (A)	27,535	5,674,688
CarMax, Inc. (A)	151,797	13,951,662

		19,626,350

Textiles, Apparel & Luxury Goods - 0.8%
Gildan Activewear, Inc. (B)	408,658	8,038,303

Trading Companies & Distributors - 0.8%
Ferguson PLC	76,160	7,664,012

Total Common Stocks (Cost $663,013,617)		914,212,347

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (C)	1,760,618	$ 1,760,618

Total Other Investment Company (Cost $1,760,618)		1,760,618

	Principal	Value
REPURCHASE AGREEMENT - 3.7%
Fixed Income Clearing Corp., 0.00% (C), dated 09/30/2020, to be repurchased at $34,609,334 on 10/01/2020. Collateralized by a U.S. Government Obligation, 0.16%, due 07/31/2022, and with a value of $35,301,599.	$ 34,609,334	34,609,334

Total Repurchase Agreement (Cost $34,609,334)		34,609,334

Total Investments (Cost $699,383,569)		950,582,299
Net Other Assets (Liabilities) - (0.3)%		(3,263,818)

Net Assets - 100.0%		$ 947,318,481

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$899,149,802	$15,062,545	$—	$914,212,347
Other Investment Company	1,760,618	—	—	1,760,618
Repurchase Agreement	—	34,609,334	—	34,609,334

Total Investments	$900,910,420	$49,671,879	$—	$950,582,299

Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $8,854,949, collateralized by cash collateral of $1,760,618 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,304,183. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at September 30, 2020.
(D)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 3

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Series Trust	Page 4